ASSET RETIREMENT OBLIGATIONS (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 71,157	$ 67,857	$ 71,157	$ 214,960
Undiscounted future liability				$ 225,229	$ 293,000